Other risks and contingent liabilities (Details) - USD ($) $ in Millions			3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of contingent liabilities
Net operating income			$ 6,109		$ 2,640	$ 11,410	$ 6,363
Russia
Disclosure of contingent liabilities
Operating cash flow before working capital changes			857	$ 288		1,144		$ 1,613
Capital employed	$ 8,760		8,760			8,760
Revaluation of capital employed			2,066
ADJUSTED
Disclosure of contingent liabilities
Net operating income			10,270		$ 3,896	19,686	$ 7,275
ADJUSTED | Russia
Disclosure of contingent liabilities
Net operating income			$ 707	$ 1,021		$ 1,727		$ 2,092
Yemen LNG Company Limited
Disclosure of contingent liabilities
Stake held in associate (as a percent)						39.62%
Arctic LNG 2 LLC
Disclosure of contingent liabilities
Impairment		$ (4,095)
Novatek
Disclosure of contingent liabilities
Impairment	$ (3,513)